SCHEDULE OF REVENUE RECOGNITION (Details) (Parenthetical) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024		Dec. 31, 2023
Product Information [Line Items]
Patient services fees	$ 1,853,597		$ 2,406,391		$ 9,362,022		$ 2,532,499
Health Care, Patient Service [Member]
Product Information [Line Items]
Patient services fees	1,570,382	[1]	2,149,049	[1]	8,175,670	[2]	2,199,558	[2]
Health Care, Patient Service [Member] | CyPath Lung [Member]
Product Information [Line Items]
Patient services fees	$ 169,000		$ 45,000		$ 516,000		$ 35,000

[1]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $169,000 and $45,000 for the three months ended March 31, 2025 and 2024, respectively.
[2]	Patient services fees include direct billing for CyPath® Lung diagnostic test of approximately $516,000 and $35,000 for the years ended December 31, 2024 and 2023.